JPMorgan New York Municipal Money Market Fund Expense Example - Reserve Shares [Member] - JPMorgan New York Municipal Money Market Fund - Reserve	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	$ 893